Validea Market Legends ETF
Validea Market Legends ETF
Investment Objective
The Validea Market Legends ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Validea Market Legends Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Validea Market Legends ETF Validea Market Legends ETF
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.81%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year:	3 Years:	5 Years:	10 Years:
Validea Market Legends ETF | Validea Market Legends ETF | USD ($)	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended November 30, 2017, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index uses a proprietary, rules-based methodology created by Validea Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), to select companies based on the published stock selection strategies of historically successful investors.

Validea Market Legends Index

Index construction begins with the universe of U.S.-listed equity securities with a minimum market capitalization of $400 million and a minimum average daily traded value of $4 million (the “Index Universe”).

The securities in the Index Universe are screened against over 40 individual quantitative models (“Investor Models”) developed by the Adviser, each representing the published investment strategy of a legendary investor whose investment strategy has generally been subject to significant academic or media analysis, such as Warren Buffet, Benjamin Graham, or David Dreman. The Investor Models incorporate over 300 unique fundamental metrics of companies, including measures relating to profitability, valuation, growth, cash flow, financing, and past performance, among others. The Adviser believes that the strategies of historically successful investors offer a formula for superior stock selection and that implementing these techniques in a disciplined, unemotional, and systematic manner can lead to long-term market outperformance.

Using historical data, the Adviser’s proprietary model used by the Index evaluates the long term performance, risks, and correlation of each Investor Model and identifies the ten Investor Models and ten securities from each of the selected Investor Models (for a total portfolio of 100 securities) that, in aggregate, have the greatest potential for capital appreciation while reducing volatility. By utilizing various Investor Models in the creation of a composite strategy, the Index seeks to smooth returns in different market environments and limit investment style specific risk.

The Index is comprised of U.S.-listed equity securities of U.S. companies and foreign equity securities available on a U.S. exchange as American Depositary Receipts (“ADRs”). Investments in ADRs may include ADRs representing companies in emerging markets.

The Index will be reconstituted every four weeks or approximately 13 times per year. At the time of each reconstitution, securities no longer identified for inclusion in the Index are removed from the Index and securities being added to the Index are equal-weighted with an aggregate weight equal to the aggregate weight of the securities being removed. Additionally, at the time of each reconstitution of the Index, securities in the Index are subject to maximum exposures of 40% for an individual sector, 25% for an individual industry, 10% for an individual security, and 25% for the five largest weighted securities, with any excess weight reallocated equally among the remaining securities, subject to the foregoing limitations.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•
ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities and certain additional risks. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.

•
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

•
Foreign and Emerging Markets Risk. Investments in ADRs that provide exposure to securities traded in developing or emerging markets involve substantial risk due to limited information; different accounting, auditing and financial reporting standards; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

•
Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

•
Passive Investment Risk. The Fund is not actively managed, and the Fund’s adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

•
Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•
Shares May Trade at Prices Other Than Net Asset Value (“NAV”). As with all exchange traded funds (“ETFs”), Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

•
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31, 2017. The table illustrates how the Fund’s average annual returns for the 1‑year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.valideafunds.com. Prior to April 1, 2018, the Fund was actively-managed by the Adviser using a quantitative strategy substantially similar to that of the Index methodology.

Calendar Year Total Return

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.88% for the quarter ended December 31, 2016, and the lowest quarterly return was -12.27% for the quarter ended September 30, 2015.

Average Annual Total Returns For the Period Ended December 31, 2017
Average Annual Returns - Validea Market Legends ETF	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Validea Market Legends ETF	Return Before Taxes	10.88%	5.52%	Dec. 09, 2014
After Taxes on Distributions | Validea Market Legends ETF	Return After Taxes on Distributions	10.44%	5.29%
After Taxes on Distributions and Sale of Fund Shares | Validea Market Legends ETF	Return After Taxes on Distributions and Sale of Shares	6.16%	4.19%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	11.20%	Dec. 09, 2014
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	14.65%	10.30%	Dec. 09, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance is not shown for the Index because the Index did not have a full calendar year of performance prior to the date of this Prospectus.